Related parties - Transactions with related entities that affected results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Supplies	$ 57	$ 53	$ 55
Sociedad Minera Cerro Verde S.A.A.
Revenues
Reimbursement of expenses	747	65	226
Supplies	2	0	768
Total revenues	749	65	994
Expenses
Reimbursement of information technology services	22,023	16,941	15,900
Commissions	10,550	8,484	7,801
Management fee	2,540	2,352	2,159
Stock-based compensation (a)	2,502	2,894	2,259
Supplies	7	0	492
Total expenses	37,622	30,671	28,611
Amounts of related payments/settlements	3,400	2,700	800
Other capital contributions	$ 900	$ 200	$ 1,500